Schedule of Investments (unaudited) September 30, 2021	BlackRock LifePath® Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 99.3%
iShares Core MSCI Total International Stock ETF	501,561	$35,610,831
iShares Developed Real Estate Index Fund, Class K	378,888	4,194,292
Large Cap Index Master Portfolio	$47,570,623	47,570,623
Master Small Cap Index Series	$845,941	845,941

		88,221,687

Fixed-Income Funds — 1.0%
U.S. Total Bond Index Master Portfolio	$895,176	895,176

Security	Shares	Value

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(b)	336,543	$336,543

Total Investments — 100.7% (Cost: $82,659,692)		89,453,406

Liabilities in Excess of Other Assets — (0.7)%		(615,504)

Net Assets — 100.0%		$88,837,902

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares/ Investment Value Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(2,115	)(b)	$2,115	$—	$—	—	$3,312	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,759	286,784	(b)	—		—	—	336,543	336,543	31		—
iShares Core MSCI Total International Stock ETF	9,740,937	27,165,769		(1,385,385)		(40,271)	129,781	35,610,831	501,561	288,581		—
iShares Developed Real Estate Index Fund, Class K	1,185,960	2,961,849		(138,621)		(2,060)	187,164	4,194,292	378,888	62,802		—
Large Cap Index Master Portfolio	13,455,100	31,235,678	(b)	—		168,563	2,711,282	47,570,623	$47,570,623	304,643		—
Master Small Cap Index Series	331,975	453,045	(b)	—		43,911	17,010	845,941	$845,941	3,854		—
U.S. Total Bond Index Master Portfolio	251,595	651,224	(b)	—		(95)	(7,548)	895,176	$895,176	8,652		—

						$172,163	$3,037,689	$89,453,406		$671,875		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Index 2065 Fund

Fair Value Hierarchy as of Period End (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$39,805,123	$—	$—	$39,805,123
Money Market Funds	336,543	—	—	336,543

	$40,141,666	$—	$—	40,141,666

Investments Valued at NAV(a)				49,311,740

				$89,453,406

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2